CONCENTRATIONS	12 Months Ended
Dec. 31, 2017
Concentrations
NOTE 21 - CONCENTRATIONS

Major customers

Four customers accounted for 100.0% and 87.6% of the trade receivables balance as of December 31, 2017 and 2016, respectively.

Customers that accounted for greater than 10% of revenues from sales of goods in any of the last three years were as follows:

In Thousands of US Dollars
Description	2017	2016	2015
Customer A	$62	$7	$25
Customer C	$90	$10	$12

One customer accounted for 100% of licensing revenues during the years ended December 31, 2015 (refer to note 9).